Shareholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Summary of Warrants

A summary of warrants for the nine months ended September 30, 2023, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2022	2,059,334	$9.18
Warrants granted	21,206	3.20
Warrants exercised	(19,255)	5.90
Warrants expired or forfeited	(8,483)	3.20
Balance outstanding, September 30, 2023	2,052,802	$6.06
Balance exercisable, September 30, 2023	2,052,802	$6.06

A summary of warrants for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2020	433,753	$8.84
Warrants granted	1,798,285	16.06
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2021	2,232,038	14.66
Warrants granted	91,611	11.78
Warrants exercised	(264,315)	5.90
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2022	2,059,334	$9.18
Balance exercisable, December 31, 2022	2,059,334	$9.18

Summary of Outstanding Warrants Exercise Price

Information relating to outstanding warrants at September 30, 2023, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$3.20	12,724	0.28	$3.20	12,724	$3.20
$4.00	1,218,505	2.75	$4.00	1,218,505	$4.00
$5.90	67,860	0.75	$5.90	67,860	$5.90
$8.84	594,242	0.25	$8.84	594,242	$8.84
$11.78	159,471	0.75	$11.78	159,471	$11.78
	2,052,802	1.77	$6.06	2,052,802	6.06

Information relating to outstanding warrants at December 31, 2022, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	67,860	1.50	$5.90	67,860	$5.90
$8.84	613,497	0.50	$8.84	613,497	$8.84
$9.20	1,218,506	1.79	$9.20	1,218,506	$9.20
$11.78	159,471	1.50	$11.78	159,471	$11.78
	2,059,334	1.34	$9.18	2,059,334	$9.18

Summary of Options

A summary of stock options for the nine months ended September 30, 2023, is as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price
Balance outstanding, December 31, 2022	1,733,824	$6.20
Options granted	-	-
Options exercised	-	-
Options expired or forfeited	(136,993)	5.93
Balance outstanding, September 30, 2023	1,596,831	$6.24
Balance exercisable, September 30, 2023	1,028,503	$6.34

A summary of stock options for the years ended December 31, 2022 and 2021, is as follows:

		Weighted
		Average
	Number of	Exercise
	Options	Price
Balance outstanding, December 31, 2020	-	$-
Options granted	1,498,010	5.90
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, December 31, 2021	1,498,010	5.90
Options granted	252,779	8.06
Options exercised	-	-
Options expired or forfeited	(16,965)	5.90
Balance outstanding, December 31, 2022	1,733,824	$6.20
Balance exercisable, December 31, 2022	747,450	$5.96

Summary of Outstanding Options Exercise Price

Information relating to outstanding options at September 30, 2023, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	1,413,185	7.33	$5.90	875,960	$5.90
$8.84	183,646	4.16	$8.84	152,543	$8.84
	1,596,831	6.95	$6.24	1,028,503	$6.34

Information relating to outstanding options at December 31, 2022, summarized by exercise price, is as follows:

			Outstanding	Exercisable
Exercise Price Per Share	Share	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$5.90	1,548,905	8.02	$5.90	728,930	$5.90
$8.84	184,919	4.90	$8.84	18,520	$8.84
	1,733,824	7.67	$6.20	747,450	$5.96